UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Name of Fund:	Legg Mason Charles Street Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2007

Date of reporting period: 6/30/2006

Item 1 – Schedule of Investments

Portfolio of Investments

June 30, 2006 (Unaudited)

(Amounts in Thousands)

BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

	Share/Par	Value
Common Stock and Equity Interests — 98.6%

Auto and Transportation — 4.8%
Arkansas Best Corporation	142,900	$7,175
Celadon Group, Inc.	75,003	1,653	A
Freightcar America Inc.	137,446	7,629
Hub Group, Inc.	103,800	2,546	A
Mesa Air Group, Inc.	688,100	6,778	A
Pacer International, Inc.	123,500	4,024
Skywest, Inc.	272,810	6,766
Terex Corporation	30,070	2,968	A
Wabtec Corporation	42,600	1,593

		41,132

Consumer Discretionary — 14.9%
Aaron Rents, Inc.	189,000	5,080
Administaff, Inc.	79,970	2,864
AMN Healthcare Services, Inc.	90,100	1,829	A
Boyd Gaming Corporation	20,100	811
Charming Shoppes, Inc.	223,400	2,511	A
Conn’s, Inc.	44,900	1,192	A
Dillard’s, Inc.	257,800	8,211
Domino’s Pizza Inc.	184,860	4,573
Genesco Inc.	228,300	7,732	A
Hewitt Associates, Inc.	78,900	1,774	A
IKON Office Solutions, Inc.	291,600	3,674
inVentiv Health Inc.	142,550	4,103	A
Jack In The Box Inc.	205,498	8,056	A
JAKKS Pacific, Inc.	176,500	3,546	A
Knology, Inc.	170,750	1,588	A
Labor Ready, Inc.	84,020	1,903	A
ManTech International Corporation	100,100	3,089	A
MI Developments, Inc.	38,600	1,309
Monarch Casino & Resort, Inc.	130,980	3,683	A
MPS Group, Inc.	383,800	5,780	A
MSC Industrial Direct Co., Inc.	96,760	4,603
Oxford Industries, Inc.	75,900	2,991
Parlux Fragrances, Inc.	207,000	2,006	A
Payless ShoeSource, Inc.	314,180	8,536	A
Phillips Van Heusen Corporation	194,200	7,411
Priceline. com Incorporated	173,000	5,166	A
ProQuest Company	90,500	1,112	A

Sirva Inc.	160,200	1,036	A
Spherion Corporation	142,000	1,295	A
Steven Madden, Ltd.	180,650	5,351	A
TeleTech Holdings, Inc.	82,200	1,041	A
The Cato Corporation	93,000	2,404
The Men’s Wearhouse, Inc.	72,200	2,188
The Pantry, Inc.	66,440	3,823	A
The Readers Digest Association, Inc.	331,300	4,625

		126,896

Consumer Staples — 1.0%
Beazer Homes USA, Inc.	19,760	906
Herbalife Ltd.	32,500	1,297	A
Hovnanian Enterprises, Inc.	22,100	665	A
Longs Drug Stores Corp.	38,900	1,775
Technical Olympic USA, Inc.	68,100	978
The Timberland Company	97,800	2,552	A

		8,173

Energy — 8.8%
Alon USA Energy, Inc.	179,510	5,649
Dynegy Inc.	417,600	2,284	A
Energen Corporation	133,480	5,127
Frontier Oil Corporation	143,200	4,640
Grey Wolf, Inc.	950,380	7,318	A
Helix Energy Solutions Group Inc.	190,100	7,672	A
Holly Corporation	193,600	9,332
Hugoton Royalty Trust	23,600	701
NATCO Group Inc.	22,870	919	A
Newpark Resources, Inc.	412,900	2,539	A
Oil States International, Inc.	97,940	3,357	A
Parker Drilling Company	138,800	997	A
St. Mary Land & Exploration Company	164,230	6,610
Swift Energy Company	74,420	3,195	A
Trico Marine Services, Inc.	15,700	534	A
Veritas DGC Inc.	27,000	1,393	A
W&T Offshore, Inc.	212,800	8,276
W-H Energy Services, Inc.	80,000	4,066	A

		74,609

Financials — 19.4%
Affiliated Managers Group, Inc.	23,800	2,068	A
American Home Mortgage Investment Corp.	101,300	3,734
Ashford Hospitality Trust	213,400	2,693
BancorpSouth, Inc.	212,900	5,802
BankUnited Financial Corporation	120,400	3,675
BlackRock, Inc.	16,350	2,275
Boston Private Financial Holdings Inc.	23,200	647
Commercial Net Lease Realty	98,300	1,961
Corus Bankshares, Inc.	256,300	6,710
Credicorp Limited	60,600	1,816

DiamondRock Hospitality Company	253,200	3,750
Digital Realty Trust, Inc.	37,100	916
Downey Financial Corp.	65,400	4,437
FelCor Lodging Trust Inc.	184,600	4,013
First Community Bancorp	67,700	4,000
First Niagara Financial Group, Inc.	308,550	4,326
FirstFed Financial Corp.	182,800	10,542	A
GFI Group Inc.	64,800	3,496	A
Greater Bay Bancorp	232,400	6,682
Greenhill & Company Inc.	54,400	3,305
Highland Hospitality Corporation	161,900	2,280
Home Properties, Inc.	38,200	2,120
Hypercom Corporation	122,500	1,145	A
Investment Technology Group, Inc.	122,950	6,253	A
John H. Harland Company	94,800	4,124
KKR Financial Corp.	237,300	4,938
LandAmerica Financial Group, Inc.	93,160	6,018
Lasalle Hotel Properties	49,450	2,290
Lazard Ltd	87,750	3,545
Mid-America Apartment Communities, Inc.	23,300	1,299
National Financial Partners Corporation	164,140	7,273
Nationwide Financial Services, Inc.	41,200	1,816
Newcastle Investment Corporation	82,900	2,099
optionsXpress Holdings Inc.	116,000	2,704
Pacific Capital Bancorp	58,200	1,811
Piper Jaffray Co.	25,100	1,536	A
Post Properties, Inc.	121,100	5,491
R&G Financial Corporation	99,600	856
Selective Insurance Group, Inc.	70,190	3,922
Sterling Bancshares, Inc.	84,500	1,584
Stewart Information Services Corporation	54,300	1,972
Sunstone Hotel Investors, Inc.	160,925	4,676
Svb Financial Group	63,825	2,902	A
Tanger Factory Outlet Centers, Inc.	58,175	1,883
Taubman Centers, Inc.	69,400	2,838
TradeStation Group, Inc.	241,200	3,056	A
Whitney Holding Corporation	20,000	707
Wilmington Trust Corporation	33,600	1,417
Zenith National Insurance Corp.	134,850	5,350

		164,753

Health Care — 10.8%
K-V Pharmaceutical Company	46,000	858	A
Adolor Corporation	48,900	1,223	A
Alpharma Inc.	288,210	6,929
Amedisys, Inc.	112,884	4,278	A
Angiotech Pharmaceuticals, Inc.	314,500	3,695	A
Aspreva Pharmaceuticals Corporation	50,185	1,362	A
BioMarin Pharmaceutical Inc.	67,500	970	A
Cephalon, Inc.	29,800	1,791	A
Chattem, Inc.	76,200	2,314	A

CNS, Inc.	49,600	1,215
Computer Programs and Systems, Inc.	39,000	1,559
Cubist Pharmaceuticals, Inc.	171,400	4,316	A
Cutera, Inc.	131,300	2,589	A
Dade Behring Holdings Inc.	52,400	2,182
Five Star Quality Care, Inc.	213,200	2,360	A
Haemonetics Corporation	165,000	7,674	A
Illumina, Inc.	67,100	1,990	A
Kendle International Inc.	128,400	4,716	A
King Pharmaceuticals, Inc.	176,600	3,002	A
LifeCell Corporation	77,200	2,387	A
Myogen, Inc.	143,440	4,160	A
Pediatrix Medical Group, Inc.	107,200	4,856	A
QLT Inc.	153,000	1,083	A
Quidel Corporation	78,400	745	A
Regeneron Pharmaceuticals, Inc.	45,900	589	A
Respironics, Inc.	162,600	5,564	A
SFBC International, Inc.	216,200	3,278	A
STERIS Corporation	212,600	4,860
Techne Corporation	110,300	5,617	A
WellCare Health Plans, Inc.	70,700	3,468	A

		91,630

Integrated Oils — 1.2%
Giant Industries, Inc.	154,500	10,282	A

Materials — 12.8%
Arch Chemicals, Inc.	26,830	967
Barnes Group Inc.	53,800	1,073
Bluegreen Corporation	281,590	3,227	A
Builders FirstSource, Inc.	132,370	2,695	A
Carpenter Technology Corporation	21,600	2,495
Commercial Metals Company	320,180	8,229
Drew Industries Incorporated	41,500	1,345	A
Eagle Materials Inc.	181,800	8,635
Encore Wire Corporation	147,900	5,316	A
FMC Corporation	166,800	10,740
Georgia Gulf Corporation	41,000	1,026
H.B. Fuller Company	88,340	3,849
Hercules Incorporated	71,200	1,087	A
Interface, Inc.	200	2	A
Jones Lang LaSalle Incorporated	81,900	7,170
Kaydon Corporation	90,700	3,384
Koppers Holdings, Inc.	24,300	486
Lennox International Inc.	183,800	4,867
Lone Star Technologies, Inc.	91,300	4,932	A
MGP Ingredients, Inc.	37,400	868
NCI Building Systems, Inc.	34,400	1,829	A
NS Group, Inc.	163,500	9,006	A
PolyOne Corporation	159,900	1,404	A
Quanex Corporation	106,950	4,606

Reliance Steel & Aluminum Co.	52,100	4,322
Rockwood Holdings Inc.	112,950	2,599	A
The Anderson’s Inc.	39,196	1,631
The Lamson & Sessions Co.	65,900	1,869	A
Trammell Crow Company	83,800	2,947	A
USG Corporation	87,800	6,403	A

		109,009

Producer Durables — 7.4%
A.O. Smith Corporation	194,900	9,036
Applied Industrial Technologies, Inc.	151,170	3,675
Arris Group Inc.	182,950	2,400	A
Columbus McKinnon Corporation	23,400	509	A
Cymer, Inc.	48,700	2,263	A
EMCOR Group, Inc.	44,200	2,151	A
Herman Miller, Inc.	120,000	3,092
InterDigital Communications Corporation	43,200	1,508	A
JLG Industries, Inc.	427,600	9,621
Kennametal Inc.	184,920	11,511
Kulicke and Soffa Industries, Inc.	331,500	2,456	A
Lincoln Electric Holdings, Inc.	95,300	5,971
LTX Corporation	263,200	1,845	A
MasTec, Inc.	70,900	937	A
Polycom, Inc.	97,250	2,132	A
Regal-Beloit Corporation	51,300	2,265
Technitrol, Inc.	65,100	1,507

		62,879

Technology — 15.8%
Adaptec, Inc.	212,200	921	A
Adtran Incorporated	141,633	3,177
Agere Systems Incorporated	354,400	5,210	A
Applied Micro Circuits Corporation	1,417,000	3,868	A
Aspen Technology, Inc.	206,850	2,714	A
Atmel Corporation	1,088,300	6,040	A
Avnet, Inc.	113,400	2,270	A
Avocent Corporation	115,500	3,032	A
AVX Corporation	164,600	2,599
Benchmark Electronics, Inc.	185,550	4,475	A
Broadwing Corporation	109,800	1,136	A
Brocade Communications Systems, Inc.	250,800	1,540	A
ChipMOS TECHNOLOGIES (Bermuda) LTD.	312,550	1,838	A
Coherent, Inc.	44,200	1,491	A
CommScope, Inc.	255,880	8,040	A
Conexant Systems, Inc.	1,429,250	3,573	A
CryptoLogic Inc.	50,500	1,223
Hyperion Solutions Corporation	120,750	3,333	A
Informatica Corporation	315,600	4,153	A
KEMET Corporation	103,850	958	A
Komag, Incorporated	238,700	11,023	A
McDATA Corporation	832,400	3,396	A

Micrel, Incorporated	212,000	2,122	A
Multi- Fineline Electronix, Inc.	55,700	1,849	A
Nam Tai Electronics, Inc.	29,500	660
Omnivision Technologies, Inc.	152,958	3,230	A
ON Semiconductor Corporation	620,000	3,646	A
Optimal Group Inc.	46,200	624	A
Orckit Communications Ltd.	61,300	626	A
Perot Systems Corporation	387,100	5,605	A
Plexus Corp.	146,700	5,019	A
Spansion Inc.	168,700	2,689	A
SPSS Inc.	44,200	1,421	A
Sybase, Inc.	315,200	6,115	A
Sycamore Networks, Inc.	206,500	838	A
Tekelec	109,129	1,348	A
Transaction Systems Architects, Inc.	72,559	3,025	A
TTM Technologies, Inc.	157,800	2,283	A
United Online, Inc.	257,000	3,084
Vignette Corporation	28,000	408	A
Western Digital Corporation	318,100	6,302	A
Zoran Corporation	261,000	6,353	A
Zygo Corporation	52,300	857	A

		134,114

Utilities — 1.7%
Avista Corporation	48,100	1,098
Cincinnati Bell Inc.	515,500	2,113	A
Sierra Pacific Resources	254,500	3,563	A
Southwest Gas Corporation	29,100	912
Time Warner Telecom Inc.	255,000	3,787	A
Unisource Energy Corporation	90,400	2,816

		14,289

Total Common Stock and Equity Interests ( Identified Cost— $754,672 )		837,766

Total Investments — 98.6% (Identified Cost — $754,672)		837,766
Other Assets Less Liabilities — 1.4%		12,229

Net assets — 100%		$849,995

Net asset value per share:
Institutional Class		$11.64

Financial Intermediary Class		$11.53

A	Non-income producing.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified on the portfolio of investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date:	August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date:	August 23, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.

Date:	August 21, 2006